Notes Payable to Related Party - Schedule of Notes Payable to Related Party (Details) (Parenthetical)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Promissory Note One [Member]
Promissory note, interest rate	3.00%	3.00%	3.00%
Promissory Note Two [Member]
Promissory note, interest rate	3.00%
Promissory note, maturity date	Sep. 30, 2017